Note 14 - Parent Company Statements	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

14.         Parent Company Statements

The following is condensed financial information for the Bancorp on a parent company only basis (in thousands):

Condensed Balance Sheets

December 31,	2023	2022

Assets:
Cash and cash equivalents	$2,095	$1,464
Investment in subsidiary	51,983	47,254
Debt securities available-for-sale	351	837
Marketable equity securities	322	400
Other assets	35	15

Total Assets	$54,786	$49,970

Liabilities and Stockholders’ Equity:
Redeemable Common Stock Held by ESOP	1,764	2,064

Total Stockholders’ Equity	54,786	49,970
Less maximum cash obligation to ESOP shares	1,764	2,064
Total Stockholders’ equity Less Maximum Cash Obligation Related to ESOP Shares	$53,022	$47,906

Total Liabilities and Stockholders’ Equity	$54,786	$49,970

Condensed Income Statements

December 31,	2023	2022

Income:
Equity in undistributed earnings of subsidiary	$1,557	$3,476
Dividends from subsidiary	2,615	2,564
Dividend income	109	37
Net marketable equity security losses	(78)	(37)

Total Income	4,203	6,040

Operating expenses	66	63

Income before income taxes	4,137	5,977

Income tax benefit	(16)	(6)

Net Income	$4,153	$5,983

Condensed Statements of Cash Flows

December 31,	2023	2022

Cash Flows From Operating Activities:
Net income	$4,153	$5,983
Equity in undistributed earnings of subsidiary	(1,557)	(3,476)
Net marketable equity security losses	78	37
Other, net	(16)	(10)

Net Cash Provided By Operating Activities	2,658	2,534

Cash Flows From Investing Activities:
Security purchases	-	(990)
Proceeds from maturities of available-for-sale securities	486	607
Net change in interest bearing time deposits	-	497

Net Cash Provided By Investing Activities	486	114

Cash Flows From Financing Activities:
Acquisition of treasury stock	-	(800)
Sale of treasury stock	102	277
Dividends paid	(2,615)	(2,564)

Net Cash Used In Financing Activities	(2,513)	(3,087)
Net Increase (Decrease) in Cash and Cash Equivalents	631	(439)

Cash and Cash Equivalents, Beginning of Year	1,464	1,903

Cash and Cash Equivalents, End of Year	$2,095	$1,464